Commissions and Expenses - Summary of Employee Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Salaries	€ 1,261	€ 1,470	€ 1,471
Post-employment benefit costs	277	318	338
Social security charges	120	151	155
Other personnel costs	367	267	294
Shares	36	28	28
Total	€ 2,061	€ 2,234	€ 2,287